Note 14 - Loss Per Shares	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
14.	LOSS PER SHARE

	2017	2016	2015

Numerator
Net loss	$(12,797,797)	$(13,224,684)	$(12,070,170)

Denominator
Weighted average number of common shares outstanding	259,771,793	220,058,321	185,091,882
Weighted average number of common shares outstanding - diluted	259,771,793	220,058,321	185,091,882

Basic and diluted loss per share	$(0.05)	$(0.06)	$(0.07)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in
2017,
2016
and
2015
is
not
reflected as they are anti-dilutive.